Related Party Transactions (Summary of Significant Related Party Transaction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	$ 56,543	$ 92,355	$ 241,307
Sohu [Member]
Related Party Transaction [Line Items]
Sales and marketing services provided by related party	1,039	2,651	10,401
Interest expense on matching loans	3,065	1,234	0
Interest income on matching loans	9,799	4,925	0
Interest income on loan between Changyou and Sohu	207	0	0
SoEasy [Member]
Related Party Transaction [Line Items]
Interest expense on matching loans	662	106	0
Interest income on matching loans	$ 1,244	$ 435	$ 0